Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cavanal Hill Funds (PKNA American Performance)
Entity Central Index Key	0000864508
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000102309
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	A Shares
Trading Symbol	AABOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 117,950,381
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 118,511
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024293
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Institutional Shares
Trading Symbol	AIBNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 117,950,381
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 118,511
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024292
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Investor Shares
Trading Symbol	APBDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 117,950,381
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 118,511
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041650
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Administrative Shares
Trading Symbol	APCXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,073,954,166
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 728,627
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Holdings [Text Block]

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Largest Holdings [Text Block]

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041649
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	APHXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 3,073,954,166
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 728,627
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Holdings [Text Block]

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Largest Holdings [Text Block]

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000073542
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	APPXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Premier Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,073,954,166
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 728,627
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Holdings [Text Block]

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Largest Holdings [Text Block]

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041652
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Select Shares
Trading Symbol	APSXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,073,954,166
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 728,627
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Holdings [Text Block]

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Largest Holdings [Text Block]

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223873
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	A Shares
Trading Symbol	AALIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 28,694,524
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 67,794
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000223874
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	AILIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 28,694,524
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 67,794
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000223872
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Investor Shares
Trading Symbol	APLIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 28,694,524
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 67,794
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000102307
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	A Shares
Trading Symbol	AASTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 30,278,643
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ (60,748)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Largest Holdings [Text Block]

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024286
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Institutional Shares
Trading Symbol	AISTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 30,278,643
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ (60,748)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Largest Holdings [Text Block]

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024285
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Investor Shares
Trading Symbol	APSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 30,278,643
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ (60,748)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Holdings [Text Block]

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Largest Holdings [Text Block]

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196700
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	A Shares
Trading Symbol	AAENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 22,525,472
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ (18,805)
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Holdings [Text Block]

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196701
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Institutional Shares
Trading Symbol	AIENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 22,525,472
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ (18,805)
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Holdings [Text Block]

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196702
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Investor Shares
Trading Symbol	APENX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 22,525,472
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ (18,805)
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Holdings [Text Block]

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041646
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Administrative Shares
Trading Symbol	APGXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,559,012,796
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 463,261
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Holdings [Text Block]

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041645
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Institutional Shares
Trading Symbol	APKXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,559,012,796
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 463,261
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Holdings [Text Block]

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041648
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Select Shares
Trading Symbol	APNXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,559,012,796
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 463,261
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Holdings [Text Block]

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196703
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	A Shares
Trading Symbol	AAUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 12,443,944
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ (50,315)
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Holdings [Text Block]

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Largest Holdings [Text Block]

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196704
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Institutional Shares
Trading Symbol	AIUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 12,443,944
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ (50,315)
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Holdings [Text Block]

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Largest Holdings [Text Block]

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196705
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Investor Shares
Trading Symbol	APUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 12,443,944
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ (50,315)
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Holdings [Text Block]

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Largest Holdings [Text Block]

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136573
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	A Shares
Trading Symbol	AAWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 107,679,535
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 261,392
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136574
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	C Shares
Trading Symbol	ACWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C Shares	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
AssetsNet	$ 107,679,535
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 261,392
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136571
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Institutional Shares
Trading Symbol	AIWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 107,679,535
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 261,392
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136572
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Investor Shares
Trading Symbol	APWEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 107,679,535
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 261,392
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.